Commitments and Contingencies (Summary of Maximum Potential Amount of Future Payments under Guarantees) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2019	Mar. 31, 2019
Performance guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	¥ 2,182	¥ 2,307
Guarantees on loans
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	246	289
Guarantees on securities
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	110	145
Other guarantees
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	2,291	2,324
Guarantees for repayment of trust principal
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	63	65
Liabilities of trust accounts
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	376	362
Derivative financial instruments
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	¥ 19,421	¥ 14,170